DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivative Instruments Recognized in Other Comprehensive Income
	Amount of gain (loss) recognized in accumulated OCI (effective
	portion)
	Year ended December 31,
	2014	2013	2012

Foreign exchange contracts	$(33)	$179	$138

Total	$(33)	$179	$138

Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income
	Amount of gain (loss) reclassified from accumulated OCI into income
	(effective portion)
	Year ended December 31,
Location	2014	2013	2012

Revenues	$105	$(77)	$156
Operating expenses	(68)	424	(95)

Total	$37	$347	$61

Financial Income Net [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2014	2013	2012

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income (expenses), net	$45	$(3)	$89

Total		$45	$(3)	$89

Other Accounts Receivable And Prepaid Expenses [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
		Fair value of
		derivative instruments
		December 31,
	Balance sheet location	2014	2013
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other account payables and accrued expenses	$131	$16

Total derivatives designated as hedging instruments		$131	$16